SHARE-BASED PAYMENT - Option activity (Details) - Options incentive Plan	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning of the year | shares	1,791,000	1,047,801
Number of options, assumed for business combination | shares		1,046,774
Number of options, granted during the year | shares	5,631,894
Number of options, cancelled or expired during the year | shares	(570)	(36,244)
Number of options, exercised during the year | shares	(76,529)	(267,331)
Number of options, effective at the end of the year | shares	7,345,795	1,791,000
Weighted average exercise price, at the beginning of the year | $ / shares	$ 15.79	$ 4.63
Weighted average exercise price, assumed for business combination | $ / shares		25.65
Weighted average exercise price, granted during the year | $ / shares	10.55
Weighted average exercise price, cancelled or expired during the year | $ / shares	10.07	8.46
Weighted average exercise price, exercised during the year | $ / shares	10.73	11.86
Weighted average exercise price, effective at the end of the year | $ / shares	$ 11.83	$ 15.79